Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,893	$ 199	$ 168
Accounts receivable, net	2,469	8,393	2,682
Inventory, net	5,475	3,969	3,754
Prepaid expenses and other current assets	88	99	201
Total current assets	10,925	12,660	6,805
Fixed assets, net	385	363	467
Deferred charges	36
	11,346	13,023	7,272
CURRENT LIABILITIES:
Short-term indebtedness			566
Accounts payable and accrued liabilities	3,686	6,583	2,908
Total current liabilities	3,686	6,583	3,474
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT):
Common Stock, par value $0.001 per share; authorized 1,350,000; shares issued 588, 446 and 641 respectively	1	1
Additional paid-in capital	143,560	141,957	134,107
Accumulated deficit	(136,004)	(135,620)	(130,408)
	7,660	6,440	3,798
	11,346	13,023	7,272
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	63	63	63
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	8	8	8
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	17	17	17
Series D Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock value	$ 15	$ 14	$ 11